CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 29,087	$ 9,166
Trade receivables (net of allowance for doubtful accounts of $15 at December 31, 2017 and 2016)	10,609	7,031
Other accounts receivable and prepaid expenses	1,074	663
Total current assets	40,770	16,860
LONG-TERM ASSETS
Severance pay fund	4,378	3,770
Property and equipment, net	1,287	1,214
Intangible assets, net	1,431	2,778
Goodwill	30,929	30,929
Deferred taxes	1,209	2,340
Other assets	152	155
Total long-term assets	39,386	41,186
Total assets	80,156	58,046
CURRENT LIABILITIES:
Trade payables	666	375
Payment obligation related to acquisitions		271
Deferred revenues	11,066	10,676
Employees and payroll accruals	5,730	4,741
Accrued expenses and other current liabilities	3,066	2,021
Total current liabilities	20,528	18,084
LONG-TERM LIABILITIES:
Deferred revenues	2,163	1,438
Liability presented at fair value		512
Accrued severance pay	5,941	5,027
Other liabilities	321	277
Total long-term liabilities	8,425	7,254
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2017 and 2016; Issued and outstanding 20,718,468 shares at December 31, 2017 and 16,841,238 shares at December 31, 2016	2,361	1,921
Additional paid-in capital	174,693	149,716
Accumulated other comprehensive loss	(1,222)	(1,013)
Accumulated deficit	(124,629)	(117,916)
Total shareholders' equity	51,203	32,708
Total liabilities and shareholders' equity	$ 80,156	$ 58,046